Property, Plant and Equipment (Notes)	12 Months Ended
Sep. 30, 2016
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following (in millions):

	September 30,
	2016	2015

Buildings and improvements	$2,107	$1,767
Subscriber systems	448	—
Machinery and equipment	5,137	4,151
Construction in progress	990	653
Land	367	183
Total property, plant and equipment	9,049	6,754
Less: accumulated depreciation	(3,417)	(3,071)
Property, plant and equipment - net	$5,632	$3,683

Interest costs capitalized during the fiscal years ended September 30, 2016, 2015 and 2014 were $19 million, $25 million and $28 million, respectively. Accumulated depreciation related to capital leases at September 30, 2016 and 2015 was $16 million and $13 million, respectively.